Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Line Items]
Goodwill
Note 8. Goodwill
Changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
	(U.S. $ in thousands )
Balance at January 1,	$100,051	$64,953
Goodwill acquired	—	34,773
Currency translation adjustments	(969)	325
Balance at December 31,	$99,082	$100,051
The goodwill balance as of December 31, 2024 and 2023 was allocated as part of Stratasys-Core reporting unit.
During the fourth quarter of 2022, the Company noted that indicators of potential impairment existed which required an interim goodwill impairment analysis for Stratasys-Core reporting unit. These indicators included sustained decline in the Company’s market capitalization during the last quarter primarily as a result of the global economy and the potential impact on the Company's business segment.
The Company performed a quantitative assessment for goodwill impairment for its Stratasys-Core reporting unit and concluded that the fair value of Stratasys-Core reporting unit significantly exceeded its carrying amount with a goodwill assigned to this reporting unit in the amount of $65.0 million. When evaluating the fair value of Stratasys-Core reporting unit under the income approach, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 5 years following the assessment date, including expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value using a terminal year long term future growth determined based on the growth prospects of the reporting unit; and (c) a discount rate which reflects the weighted average cost of capital adjusted for the relevant risk associated with the Stratasys-Core reporting unit operations and the uncertainty inherent in the Company's internally developed forecasts.
In order to assess the reasonableness of its cash flow projections used for its goodwill impairment analysis, the Company compared the aggregate fair value of its reporting units to its market capitalization and calculated the implied control premium. The Company believes that its fair value assessment is reasonably supported by its calculated market capitalization.
Based on the Company’s assessment as of December 31, 2022, no goodwill was determined to be impaired.
During the fourth quarter of 2023, the Company performed its annual impairment test for goodwill impairment.
The Company performed a quantitative assessment for goodwill impairment for its Stratasys-Core reporting unit and concluded that the fair value of Stratasys-Core reporting unit exceeded its carrying amount by approximately 34%, with a carrying amount of goodwill assigned to this reporting unit in an amount of $100.0 million. When evaluating the fair value of Stratasys-Core reporting unit under the income approach, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 4 years following the assessment date, including expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value using a terminal year long- term future growth determined based on the growth prospects of the reporting unit; and (c) a discount rate which reflects the weighted average cost of capital adjusted for the relevant risk associated with the Stratasys-Core reporting unit operations and the uncertainty inherent in the Company's internally developed forecasts.
In order to assess the reasonableness of its cash flow projections used for its goodwill impairment analysis, the Company compared the aggregate fair value of its reporting units to its market capitalization and calculated the implied control premium. The Company believes that its fair value assessment is reasonably supported by its calculated market capitalization.
Based on the Company’s assessment as of December 31, 2023, no goodwill was determined to be impaired.
Goodwill impairment assessment for the year ended December 31, 2024
During the second quarter of 2024, the Company performed an analysis of the impact of recent events, including business and industry specific considerations, on the fair value of Stratasys-Core reporting unit. As part of this analysis the Company considered the changes in market capitalization and the sensitivity of estimates and assumptions used in the last annual impairment test as well as potential impacts of macro-economic pressure. The Company also analyzed the aggregate fair value of its reporting units compared to its market capitalization as part of its goodwill impairment test, in order to assess the reasonableness of the results of its cash flow projections used for its goodwill impairment analysis. The Company noted its market capitalization was below management’s assessment of the aggregate fair value of its reporting units. However, as of June 30, 2024, the Company’s market capitalization plus a reasonable control premium exceeded its book value.
Based on the Company’s assessment as of June 30, 2024, no goodwill was determined to be impaired.
During the third quarter of 2024, the Company noted that indicators of potential impairment existed which required an interim goodwill impairment analysis for Stratasys-Core reporting unit. These indicators included deterioration in the business climate and operating results, sustained decline in the Company’s market capitalization during the past quarters, changes in management’s business strategy and downward changes of the Company's cash flow projections.
As a result of the factors discussed above, the Company performed a quantitative interim assessment for goodwill impairment for its Stratasys-Core reporting unit, using a discounted cash flow model, which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 5 years following the assessment date, including expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value using a terminal year long- term future growth determined based on the growth prospects of the reporting unit; and (c) a discount rate which reflects the weighted average cost of capital adjusted for the relevant risk associated with the Stratasys-Core reporting unit operations and the uncertainty inherent in the Company's internally developed forecasts.
Specifically, as part of this assessment, the Company revisited its assumptions supporting the cash flow projections for its Stratasys-Core reporting unit, including: (i) the expected duration and depth of revenue reduction and certain revenue growth assumptions and (ii) the associated operating profit margins.
In order to assess the reasonableness of its cash flow projections used for its goodwill impairment analysis, the Company compared the aggregate fair value of its reporting units to its market capitalization and calculated the implied control premium. The Company believes that its fair value assessment is reasonably supported by its calculated market capitalization.
Actual results may differ from those assumed in the Company's valuation method. It is reasonably possible that the Company's assumptions described above could change in future periods. If any of these were to vary from the Company's plans, it may record impairment of goodwill allocated to this reporting unit in the future. A hypothetical decrease in the terminal growth rate of 0.5% or an increase of 0.5% to the discount rate would have reduced the fair value of Stratasys-Core reporting unit and result in impairment of goodwill allocated to this reporting unit by approximately $8 million and $21 million, respectively.
Based on the Company’s assessment as of September 30, 2024, no goodwill was determined to be impaired.
During the fourth quarter of 2024, the Company performed its annual impairment test for goodwill impairment.
The Company performed a quantitative assessment for goodwill impairment for its Stratasys-Core reporting unit and concluded that the fair value of Stratasys-Core reporting unit exceeded its carrying amount by approximately 3%, with a carrying amount of goodwill assigned to this reporting unit in an amount of $99.1 million. When evaluating the fair value of Stratasys-Core reporting unit under the income approach, the Company used a discounted cash flow model, which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 5 years following the assessment date, including expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value using a terminal year long- term future growth determined based on the growth prospects of the reporting unit; and (c) a discount rate which reflects the weighted average cost of capital adjusted for the relevant risk associated with the Stratasys-Core reporting unit operations and the uncertainty inherent in the Company's internally developed forecasts.
In order to assess the reasonableness of its cash flow projections used for its goodwill impairment analysis, the Company compared the aggregate fair value of its reporting units to its market capitalization and calculated the implied control premium. The Company believes that its fair value assessment is reasonably supported by its calculated market capitalization.
Actual results may differ from those assumed in the Company's valuation method. It is reasonably possible that the Company's assumptions described above could change in future periods. If any of these were to vary from the Company's plans, it may record impairment of goodwill allocated to this reporting unit in the future. A hypothetical decrease in the terminal growth rate of 1.0% or an increase of 0.5% to the discount rate would have reduced the fair value of Stratasys-Core reporting unit and result in impairment of goodwill allocated to this reporting unit by approximately $13 million and $10 million, respectively.
Based on the Company’s assessment as of December 31, 2024, no goodwill was determined to be impaired.
The Company will continue to monitor the fair value of its Stratasys-Core reporting unit to determine whether events and changes in circumstances such as further deterioration in the business climate or operating results, significant decline in the Company's share price, changes in management’s business strategy or downward changes of the Company's cash flows projections, warrant further interim impairment testing.